Supplemental Disclosures Cash Flow Supplemental Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Dividends Payable [Roll Forward]
Dividends payable at the beginning of the period	$ 16.8	$ 16.3
Cash dividends paid	(198.8)	(197.2)
Cash dividends declared	198.5	197.7
Dividends payable at the end of the period	16.5	16.8
Current Portion of Long-term Debt [Roll Forward]
Current portion of non-current borrowings at the beginning of the period	63.8	90.6
Realized gain (loss) on cross currency swap maturity, Current	14.7	21.4
Adjustments for Reclassification of Debt To Current Portion From Long-term Debt	94.2	68.3
Realized Gain (Loss) on Foreign Exchange, Current	(7.9)	(26.2)
Current portion of non-current borrowings at the end of the period	99.8	63.8
Long-term Debt [Roll Forward]
Long-term debt at the beginning of the period	4,047.2	3,730.1
Accounts payable and accrued liabilities	(360.0)	635.9
Issuance of senior guaranteed notes	267.3	0.0
Realized gain (loss) on cross currency swap maturity, Non-Current	55.6	(76.0)
Adjustments for Reclassification of Debt From Long-term To Current	(94.2)	(68.3)
Realized Gain (Loss) on Foreign Exchange, Non-current	261.0	(174.5)
Long-term debt at the end of the period	4,176.9	4,047.2
Repayment of senior guaranteed notes	(65.0)	(90.3)
Amount
Share capital at the beginning of the period	16,489.6	16,400.2
Increase (Decrease) From Redemption Of Restricted Shares	(1.7)	(2.3)
Share issue costs		(0.3)
Redemption of restricted shares	59.0	91.9
Deferred taxes on share issue costs		0.1
Issued capital at the end of the period	$ 16,546.9	$ 16,489.6